Cash and cash equivalents	9 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	3. Cash and cash equivalents Included in cash and cash equivalents as of December 31, 2013 is a $150,000 short-term deposit with an original maturity of less than three months.